Segment Reporting	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table presents revenue by major products for the six months ended June 30, 2018 and 2017, respectively.

	For the six months ended
	June 30, 2018	June 30, 2017

Cutlery	$33,221,947	$27,340,762
Straws	10,917,457	9,064,376
Cups and plates	17,910,412	15,701,569
Others	5,065,120	4,778,040
Total	$67,114,936	$56,884,747

The following table presents revenue by geographic areas for the six months ended June 30, 2018 and 2017, respectively.

	For the six months ended
	June 30, 2018	June 30, 2017
Revenue from United States	$57,024,327	$49,626,047
Revenue from Europe	1,892,648	2,046,508
Revenue from Canada	1,841,579	598,667
Revenue from China	5,263,228	3,570,941
Revenue from other foreign countries	1,093,154	1,042,584
Total	$67,114,936	$56,884,747

Long-lived assets of $60,988,212 and $4,572,002 were located in China and the United States, respectively, as of June 30, 2018. Long-lived assets of $56,808,223 and $3,136,106 were located in China and the United States, respectively, as of December 31, 2017.